GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
GENERAL AND ADMINISTRATIVE EXPENSES
Office and administrative	$ 5,191	$ 3,846
Professional fees	29,770	4,567
Regulatory and transfer agent	719	525
Salaries and benefits	10,409	7,961
Total general and administrative expenses	$ 46,089	$ 16,899